Certain Relationships and Related Transactions (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Certain Relationships And Related Transactions Tables
Schedule of Related Party Transactions
	December 31, 2014	Sept. 30, 2014

Loan from a significant shareholder with an interest rate of 8% per annum. Principal and interest due at maturity on December 30, 2015.	$1,200,000	$1,200,000
Promissory note with a significant shareholder with an interest rate of 8% per annum. Principal and interest due at maturity on November 19, 2015.	1,500,000	1,500,000
Total related-party debt obligations	2,700,000	2,700,000
Less current portion	(2,700,000)	-
Long-term debt, net of current portion	$-	$2,700,000

	2014	2013
Loan from a significant shareholder with an interest rate of 8% per annum.
Principal and interest due at maturity on December 30, 2015.	$1,200,000	$-
Promissory note with a significant shareholder with an interest rate of 8% per
annum. Principal and interest due at maturity on November 19, 2015.	1,500,000	-
Convertible debenture of $16,700,000 from a significant shareholder with an interest rate of 8% per annum. On September 30, 2013, $16,640,000 plus accrued interest of
$936,627 was converted into 3,905,917 shares of Common Stock and in October 2013, the
Company paid $60,000 in cash to pay off the debenture.	-	60,000

Total related-party debt obligations	2,700,000	60,000
Less current portion	-	(60,000)
Long-term debt, net of current portion	$2,700,000	$-